Pension plan obligations (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) Number shares	Dec. 31, 2024 BRL (R$) Number shares
Sabesprev Mais [Member]
IfrsStatementLineItems [Line Items]
Number of participants | shares	7,585	8,762
V I V E S T [Member]
IfrsStatementLineItems [Line Items]
Number of participants of retirement benefit plan not receiving benefits | Number	205	82
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Description of defined benefit plan	0.99% of the portion of the salary of participation up to 20 salaries; and
Additional description of defined benefit plan	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.
Number of participants of retirement benefit plan receiving benefits | Number	1,303	9,405
Number of participants of retirement benefit plan not receiving benefits | Number	1,895	8,907
Contributions of the Company and participants	R$ 35,580	R$ 39,676
Contribution participants	3,238	5,683
Actuarial deficit	32,523	21,511
Actuarial deficit participants	34,258	R$ 224
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Interest cost	R$ 222,985
Active participants of plan	1,688	1,853